S000075960 [Member] Expense Example - Carillon Chartwell Mid Cap Value Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,564
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,451
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,137
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	$ 2,543